Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001054102
Registrant Name	INTERPACE BIOSCIENCES, INC.
Registration File Number	333-299123
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES